Pledged assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Pledged Assets [Line items]
Short-term secured borrowings	$ 568,200	$ 503,700
For customs duties	0	31
Pledged assets	624,938	563,695
Land | Long-term unsecured borrowings
Disclosure Of Pledged Assets [Line items]
Assets pledged as security	27,500	27,500
Building and improvements | Long-term unsecured borrowings
Disclosure Of Pledged Assets [Line items]
Assets pledged as security	$ 29,238	$ 32,464